Note 14 - Interest and Finance Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Interest And Finance Costs [Abstract]
Interest And Finance Costs [Text Block]
14.   Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated  statements of comprehensive income are analyzed as follows (expressed in thousands of U.S. Dollars):

	Three months ended March 31,
	2013	2014
Interest on debt (Note 8)	1,521
Bank charges	66	13
Amortization of financing fees	285	-
Interest on M/T Delos termination fee (Note 17)	40	31
Total	1,912	44

16.       Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are analyzed as follows (expressed in thousands of U.S. Dollars):

Interest and Finance Costs	Year Ended December 31,
	2011	2012	2013
Interest on debt (Note 10)	10,068	7,240	4,644
Bank charges	16	297	964
Amortization and write-off of financing fees	2,234	1,437	1,835
Amortization of debt discount	3,965	371	-
Total	16,283	9,345	7,443